Significant Financing Transactions (Narrative) (Detail) - USD ($)		1 Months Ended			3 Months Ended
		Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Mar. 31, 2019	Mar. 31, 2018	Apr. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Facility Limit	[1]	$ 6,000,000,000			$ 6,000,000,000
Short-term debt		2,412,000,000			2,412,000,000			$ 334,000,000	[2]
Repayment of long-term debt					$ 2,217,000,000	$ 1,180,000,000
Tender offer expiration description					Both DESC tender offers and the SCANA tender offer expired in the first quarter of 2019.
Shares of common stock issued in acquisition, value					$ 6,818,000,000
Amount of income taxes recognized in equity primarily attributable to establishing additional regulatory liabilities					(40,000,000)
Cash proceeds received from common stock					247,000,000	581,000,000
Issuance of common stock value					$ 247,000,000	580,000,000
Shelf Registration For Sale Of Common Stock Through At Market Program
Debt Instrument [Line Items]
Issuance of common stock (in shares)					2,100,000
Cash proceeds received from common stock					$ 154,000,000
Fees and commissions paid					2,000,000
Issuance of common stock value					645,000,000
Dominion Energy Midstream Partners, LP
Debt Instrument [Line Items]
Repayment of long-term debt			$ 73,000,000
Shares of common stock issued in acquisition				22,500,000
Shares of common stock issued in acquisition, value				$ 1,600,000,000
Right to receive conversion of common stock				0.2492
Gain or loss recognized in equity transaction				$ 0
Amount of income taxes recognized in equity primarily attributable to establishing additional regulatory liabilities				$ 40,000,000
Virginia Electric and Power Company
Debt Instrument [Line Items]
Facility Limit	[3]	6,000,000,000			6,000,000,000
Short-term debt		595,000,000			$ 595,000,000			$ 314,000,000	[4]
Repayment of long-term debt						$ 350,000,000
Issuance of common stock (in shares)					0	0
DESC
Debt Instrument [Line Items]
Line of credit sub-limit		500,000,000			$ 500,000,000
Repurchase of first mortgage bonds					1,200,000,000
SCANA
Debt Instrument [Line Items]
Repurchase of medium term notes		300,000,000
Shares of common stock issued in acquisition				95,600,000
Shares of common stock issued in acquisition, value				$ 6,800,000,000
Credit Facilities, Maturing in December 2017 with 1 year Automatic Renewals through 2023 | SBL Holdco
Debt Instrument [Line Items]
Facility Limit		30,000,000			$ 30,000,000
Automatic renewal period					1 year
Short-term debt		0			$ 0
Credit Facilities, Maturing in May 2018 with 1 year Automatic Renewals through 2024 | Dominion Solar Projects III, Inc
Debt Instrument [Line Items]
Facility Limit		25,000,000			$ 25,000,000
Automatic renewal period					1 year
Short-term debt		0			$ 0
Variable Rate Term Loan | Dominion Energy Midstream Partners, LP
Debt Instrument [Line Items]
Repayment of long-term debt			300,000,000
Senior Notes, Due in 2049 | Senior Notes
Debt Instrument [Line Items]
Total Long-term Debt		$ 400,000,000			$ 400,000,000
Interest rate percentage		4.60%			4.60%
Debt maturity year		2049
Senior Notes, Due in 2028 | Senior Notes
Debt Instrument [Line Items]
Total Long-term Debt		$ 200,000,000			$ 200,000,000
Interest rate percentage		4.25%			4.25%
Debt maturity year		2028
Letter of Credit
Debt Instrument [Line Items]
Facility Limit		$ 2,000,000,000.0			$ 2,000,000,000.0
Letter of Credit | Virginia Electric and Power Company
Debt Instrument [Line Items]
Facility Limit		2,000,000,000.0			2,000,000,000.0
Letter of Credit | DESC
Debt Instrument [Line Items]
Terminated credit facility		700,000,000
Letter of Credit | Credit Facility, Maturing in June 2020
Debt Instrument [Line Items]
Facility Limit		21,000,000			21,000,000
Credit facility, outstanding amount		$ 21,000,000			$ 21,000,000
Line of credit facility, termination date					Jun. 30, 2020
Revolving Credit Facility | Dominion Energy Midstream Partners, LP
Debt Instrument [Line Items]
Terminated credit facility			$ 500,000,000
Economic Development Authority of the County of Chesterfield Pollution Control Refunding Revenue Bonds, Series 2009A, due in 2023 | Virginia Electric and Power Company
Debt Instrument [Line Items]
Interest rate percentage							5.00%
Debt, amount redeemed							$ 40,000,000

[1]	This credit facility matures in March 2023 and can be used by the borrowers under the credit facility to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[2]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[3]	The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Dominion Energy Gas, Questar Gas and DESC. The sub-limit for Virginia Power is set within the facility limit but can be changed at the option of the borrowers under the credit facility multiple times per year. At March 31, 2019, the sub-limit for Virginia Power was $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.
[4]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.